Summary of Significant Accounting Policies (Schedule of Useful lives of Property and Equipment) (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years			40 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years			8 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years	5 years	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years			5 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years			8 years